Note 21 - Contingencies	12 Months Ended
Dec. 31, 2013
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]

21.  Contingencies

In the normal course of business, the Company is a party to various legal proceedings. After reviewing all actions and proceedings pending against or involving the Company, management considers that any loss resulting from such proceedings individually or in the aggregate will not be material to the Company’s financial condition or results of operations.